Debt Facilities	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
DEBT FACILITIES [Text Block]
20. DEBT FACILITIES

The movement in debt facilities during the year ended December 31, 2021 and year ended December 31, 2020, respectively, are comprised of the following:

	Convertible Debentures (a)	Revolving Credit Facility (b)	Total
Balance at December 31, 2019	$136,607	$19,211	$155,818
Finance costs
Interest expense	2,984	763	3,747
Accretion	6,168	678	6,846
Proceeds from drawdown of revolving credit facility	—	10,000	10,000
Repayments of principal	—	(19,969)	(19,969)
Payments of finance costs	(2,934)	(800)	(3,734)
Balance at December 31, 2020	$142,825	$9,883	$152,708
Gross proceeds from debt financing	$230,000	$—	$230,000
Portion allocated to equity reserves from debt financing	(42,340)	—	($42,340)
Finance costs
Interest expense	2,846	537	3,383
Accretion	6,809	349	7,158
Proceeds from drawdown of revolving credit facility	—	30,000	30,000
Repayments of principal	(125,576)	(40,000)	(165,576)
Conversion of senior convertible notes to common shares	(23,230)	—	(23,230)
Transaction costs	(7,224)	(101)	(7,325)
Payments of finance costs	(2,932)	(612)	(3,544)
Balance at December 31, 2021	$181,178	$56	$181,234

Statements of Financial Position Presentation
Current portion of debt facilities	$1,092	$9,883	$10,975
Non—current portion of debt facilities	141,733	—	141,733
Balance at December 31, 2020	$142,825	$9,883	$152,708
Current portion of debt facilities	$69	$56	$125
Non—current portion of debt facilities	181,108	—	181,108
Balance at December 31, 2021	$181,178	$56	$181,234

(a) Convertible Debentures

2018 Senior Convertible Debentures

During the first quarter of 2018, the Company issued $156.5 million of unsecured senior convertible debentures (the “Existing Notes”). The Company received net proceeds of $151.1 million after transaction costs of $5.4 million. The Existing Notes mature on March 1, 2023 and bear an interest rate of 1.875% per annum, payable semi—annually in arrears in March and September of each year.

The Existing Notes are convertible into common shares of the Company at any time prior to maturity at a conversion rate of 104.3297 common shares per $1,000 principal amount of Existing Notes converted, representing an initial conversion price of $9.59 per common share, subject to certain anti—dilution adjustments. In addition, if certain fundamental changes occur, holders of the Existing Notes may be entitled to an increased conversion rate.

The Company may not redeem the Existing Notes before March 6, 2021, except in the event of certain changes in Canadian tax law. At any time on or after March 6, 2021 and until maturity, the Company may redeem all or part of the Existing Notes for cash if the last reported share price of the Company’s common shares for 20 or more trading days in a period of 30 consecutive trading days exceeds 130% of the conversion price or $12.47 per common share. The redemption price is equal to the sum of: (i) 100% of the principal amount of the notes to be redeemed and (ii) accrued and unpaid interest, if any, to the redemption date.

The Company is required to offer to purchase for cash all of the outstanding Existing Notes upon a fundamental change, at a cash purchase price equal to 100% of the principal amount of the Existing Notes to be purchased, plus accrued and unpaid interest, if any, to the fundamental change purchase date.

The component parts of the convertible debentures, a compound instrument, are classified separately as financial liabilities and equity in accordance with the substance of the contractual arrangement and the definitions of a financial liability and an equity instrument. A conversion option that will be settled by the exchange of a fixed amount of cash or another financial asset for a fixed number of the Company's own equity instrument is an equity instrument.

At initial recognition, net proceeds of $151.1 million from the Existing Notes were allocated into its debt and equity components. The fair value of the debt portion was estimated at $124.8 million using a discounted cash flow model method with an expected life of five years and a discount rate of 6.14%. This amount is recorded as a financial liability on an amortized cost basis using the effective interest method using an effective interest rate of 6.47% until extinguished upon conversion or at its maturity date.

The conversion option is classified as equity and was estimated based on the residual value of $26.3 million. This amount is not subsequently remeasured and will remain in equity until the conversion option is exercised, in which case, the balance recognized in equity will be transferred to share capital. Where the conversion option remains unexercised at the maturity date of the convertible note, the balance will remain in equity reserves. Deferred tax liability of $7.1 million related to taxable temporary difference arising from the equity portion of the convertible debenture was recognized in equity reserves.

Transaction costs of $5.4 million that relate to the issuance of the convertible debentures were allocated to the liability and equity components in proportion to the allocation of the gross proceeds. Transaction costs relating to the equity component are recognized directly in equity. Transaction costs relating to the liability component are included in the carrying amount of the liability component and are amortized over the life of the convertible debentures using the effective interest method.

2021 Senior Convertible Debentures

On December 2, 2021, the Company issued $230 million of unsecured senior convertible debentures (the “Notes”). The Company received net proceeds of $222.8 million after transaction costs of $7.2 million. The Notes mature on January 15, 2027 and bear an interest rate of 0.375% per annum, payable semi—annually in arrears in January and July of each year.

The Notes are convertible into common shares of the Company at any time prior to maturity at a conversion rate of 60.3865 common shares per $1,000 principal amount of Notes converted, representing an initial conversion price of $16.56 per common share, subject to certain anti—dilution adjustments. In addition, if certain fundamental changes occur, holders of the Notes may be entitled to an increased conversion rate.

The Company may not redeem the Notes before January 20, 2025 except in the event of certain changes in Canadian tax law. At any time on or after January 20, 2025 and until maturity, the Company may redeem all or part of the Notes for cash if the last reported share price of the Company’s common shares for 20 or more trading days in a period of 30 consecutive trading days exceeds 130% of the conversion price in effect on each such trading day. The redemption price is equal to the sum of: (i) 100% of the principal amount of the Notes to be redeemed and (ii) accrued and unpaid interest, if any, to the redemption date.

The Company is required to offer to purchase for cash all of the outstanding Notes upon a fundamental change, at a cash purchase price equal to 100% of the principal amount of the Notes to be purchased, plus accrued and unpaid interest, if any, to the fundamental change purchase date.

The component parts of the convertible debentures, a compound instrument, are classified separately as financial liabilities and equity in accordance with the substance of the contractual arrangement and the definitions of a financial liability and an equity instrument. A conversion option that will be settled by the exchange of a fixed amount of cash or another financial asset for a fixed number of the Company's own equity instrument is an equity instrument.

At initial recognition, net proceeds of $222.8 million from the Notes were allocated into its debt and equity components. The fair value of the debt portion was estimated at $180.4 million using a discounted cash flow model method with an expected life of five years and a discount rate of 4.75%. This amount is recorded as a financial liability on an amortized cost basis using the effective interest method using an effective interest rate of 5.09% until extinguished upon conversion or at its maturity date.

The conversion option is classified as equity and was estimated based on the residual value of $42.3 million. This amount is not subsequently remeasured and will remain in equity until the conversion option is exercised, in which case, the balance recognized in equity will be transferred to share capital. Where the conversion option remains unexercised at the maturity date of the convertible note, the balance will remain in equity reserves. Deferred tax liability of $11.4 million related to taxable temporary difference arising from the equity portion of the convertible debenture was recognized in equity reserves.

Transaction costs of $7.2 million that relate to the issuance of the convertible debentures were allocated to the liability and equity components in proportion to the allocation of the gross proceeds. Transaction costs relating to the equity component are recognized directly in equity. Transaction costs relating to the liability component are included in the carrying amount of the liability component and are amortized over the life of the convertible debentures using the effective interest method.

A portion of the Notes proceeds received were used to redeem 125,231 of the Existing Notes for total costs of $164.9 million. The total proceeds were allocated to the carrying value of the debt by $118.9 million and $41.8 million to equity reserves of these Notes, resulting with a loss on the settlement of debt of $4.6 million. 24,219 of the remaining Notes were converted to common shares by note holders at an adjusted conversion rate of 106.0528 common shares per $1,000 face value note, where $23.2 million were allocated to the carrying value of the debt and $4.1 million were transferred to share capital from equity reserves. Finally, 6,950 of the remaining notes were settled at par value with a payment in cash of $6.95 million; the cash paid was allocated to the carrying value of the debt by $6.6 million and $0.2 million to equity reserves. At December 31, 2021, the Existing Notes have been fully settled, with a remaining carrying value of $nil.

(b)   Revolving Credit Facility
On April 1, 2021, the Company renewed its senior secured revolving credit facility (the "Revolving Credit Facility") with the Bank of Nova Scotia and Bank of Montreal by extending the maturity date from May 10, 2021 to November 30, 2022 and reducing the credit limit from $75.0 million to $50.0 million. Interest on the drawn balance will accrue at LIBOR plus an applicable range of 2.25% to 3.5% per annum while the undrawn portion is subject to a standby fee with an applicable range of 0.563% to 0.875% per annum, dependent on certain financial parameters of First Majestic. As at December 31, 2021, the applicable rates were 2.3% and 0.5625% per annum, respectively.

These debt facilities are guaranteed by certain subsidiaries of the Company and are also secured by a first priority charge against the assets of the Company, and a first priority pledge of shares of the Company’s subsidiaries.

The Revolving Credit Facility includes financial covenants, to be tested quarterly on a consolidated basis, requiring First Majestic to maintain the following: (a) a leverage ratio based on net indebtedness to rolling four quarters adjusted EBITDA of not more than 3.00 to 1.00; (b) an interest coverage ratio, based on rolling four quarters adjusted EBITDA divided by interest payments, of not less than 4.00 to 1.00; and (c) tangible net worth of not less than $563.5 million plus 50% of its positive earnings subsequent to June 30, 2018. The debt facilities also provide for negative covenants customary for these types of facilities and allows the Company to enter into finance leases, excluding any leases that would have been classified as operating leases in effect immediately prior to the implementation of IFRS 16 — Leases, of up to $30.0 million. As at December 31, 2021 and December 31, 2020, the Company was in compliance with these covenants.